(Write-down) and Gain on Sale of Vessels and Vessel Held for Sale - Additional Information (Detail)	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		$ 4,178,593,000		$ 4,178,593,000		$ 4,348,535,000
Write down and gain (loss) on sale of vessels		(43,650,000)	$ (500,000)	(43,650,000)	$ (14,353,000)
Early termination fee received	$ 4,000,000
Proceeds from sale of vessels				55,450,000	8,918,000
Charter contract period	3 years
Charter contract extension, period	1 year
UMS Segment [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels		$ (43,650,000)	(500,000)	(43,650,000)	(500,000)
UMS Segment [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel		2
Property, plant and equipment, net		$ 0		0
Shuttle Tanker [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels		$ 0	$ 0	$ 0	$ (13,853,000)
1992-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description				During the six months ended June 30, 2015, the carrying value of one of the Partnership’s 1992-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write down was a result of the expected sale of the vessel.
Write down and gain (loss) on sale of vessels				$ (1,700,000)
Proceeds from sale of vessels				$ 5,000,000
2004-built conventional tanker [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 26,700,000
2003-built conventional tanker [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 23,700,000
One Vessel [Member]
Property, Plant and Equipment [Line Items]
Charter contract period		2 years
1999-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description				During the six months ended June 30, 2015, the carrying value of one of the Partnership’s 1999-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write down was a result of a recent change in the operating plan of the vessel.
Write down and gain (loss) on sale of vessels				$ (13,800,000)
1999-built shuttle tankers [Member] | Shuttle Tanker [Member] | Impaired Asset [Member] | Cost Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel				1
1997-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels				$ 1,600,000
Proceeds from sale of vessels				$ 8,600,000